Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Share premium and capital reserves	Treasury shares	Presentation currency translation reserve	Accumulated loss	Total
Beginning Balance at Dec. 31, 2016	$ 1,960	$ 37,893	$ (1,509)	$ (422)	$ (18,619)	$ 19,303
Loss for the year					(17,503)	(17,503)
Currency translation				1,853		1,853
Issuance of Ordinary Shares and warrants, net	324	12,096				12,420
Exercise of warrants and options	20	289				309
Share-based payments	3	1,781				1,784
Ending Balance at Dec. 31, 2017	2,307	52,059	(1,509)	1,431	(36,122)	18,166
Loss for the year					(15,488)	(15,488)
Issuance of Ordinary Shares, net	981	11,490				12,471
Exercise of warrants and options	3	(3)
Share-based payments		423				423
Ending Balance at Dec. 31, 2018	3,291	63,969	(1,509)	1,431	(51,610)	15,572	[1]
Loss for the year					(8,353)	(8,353)
Issuance of Ordinary Shares, net	2,216	(633)				1,583
Exercise of warrants, options and conversion of convertible notes	934	1,421				2,355
Share-based payments		445				445
Ending Balance at Dec. 31, 2019	$ 6,441	$ 65,202	$ (1,509)	$ 1,431	$ (59,963)	$ 11,602

[1]	See Note 2.C regarding initial application of International Financial Reporting Standard ("IFRS") 16, Leases. According to the transitional method that was chosen, comparative data were not restated.